RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Weighted Average Duration of Defined Benefit Pension Obligations	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of employee benefits [Abstract]
Duration of the defined benefit obligation	19 years	18 years